Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 216,160	$ 204,553
Deductible temporary differences [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	37,368	39,963
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 178,792	$ 164,590